Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash		$ 19,973,574
Cash equivalents	$ 15,300,000	25,002,553
Cash and cash equivalents	15,338,000	44,976,000
Restricted cash		149,885,332
Accounts receivable		45,000
Prepaid expenses, current		1,863,216
Prepaid expenses and other current assets	1,698,000	2,166,000
Other current assets		257,389
Total current assets	17,036,000	197,027,064
Digital assets	313,378,000	441,791,316
Right-of-use asset	961,000
Fixed assets, net	304,000	52,113
Intangible assets, net	14,095,000
Goodwill	12,671,000
Other non-current assets	7,000	16,000
Prepaid expenses, non-current		16,250
Total Assets	358,452,000	638,886,000
Current Liabilities
Accounts payable and accrued expenses	1,655,000	1,831,000
Conversion feature liability - convertible notes	23,000
Convertible notes, net	92,256,000
Lease liability, current	298,000
Other current liabilities	112,000	1,000
Derivative securities liabilities		428,236
Deferred revenue		1,000
Total current liabilities	94,344,000	2,260,000
Long-term liabilities
Conversion feature liability - convertible notes		2,278,000
Deferred tax liabilities	578,000
Lease liability, non-current	736,000
Convertible notes, net		214,171,908
Total long term liabilities	1,314,000	216,450,000
Total liabilities	95,658,000	218,710,068
STOCKHOLDERS’ EQUITY
Preferred stock; 50,000,000 authorized shares; no shares issued and outstanding as of June 30, 2026 and December 31, 2025
Common stock; $0.001 par value; 550,000,000 authorized shares; 94,651,912 shares issued and 88,574,486 shares outstanding as of June 30, 2026, 85,166,604 shares issued and 84,327,208 shares outstanding as of December 31, 2025	94,000	85,167
Additional paid-in capital	480,082,000	451,913,639
Treasury stock, at cost; 6,077,426 shares and 839,396 shares as of June 30, 2026 and December 31, 2025, respectively	(15,600,000)	(2,846,627)
Accumulated deficit	(201,782,000)	(28,975,504)
Total stockholders’ equity	262,794,000	420,176,000
Total liabilities and stockholders’ equity	358,452,000	638,886,000
Total long term liabilities	$ 1,314,000	216,450,000
Previously Reported [Member]
Current Assets:
Total Assets		638,886,743
Current Liabilities
Accounts payable and accrued expenses		1,829,984
Total current liabilities		2,259,220
Long-term liabilities
Conversion feature liability - convertible notes		2,278,940
STOCKHOLDERS’ EQUITY
Total stockholders’ equity		420,176,675
Total liabilities and stockholders’ equity		$ 638,886,743